WARRANTS (Details)	1 Months Ended
	Apr. 30, 2015	Dec. 31, 2013 shares	Aug. 31, 2014 $ / shares shares	Feb. 28, 2014 $ / shares shares	Jan. 31, 2014 $ / shares shares	Aug. 28, 2012 $ / shares shares	Feb. 29, 2012 shares	Nov. 30, 2010 $ / shares shares
Performance adjustment ratio	0.144927536
Common stock
Performance adjustment ratio		0.5
Series A convertible redeemable preferred stock
Performance adjustment ratio		0.5
Preferred stock warrant issued November 2010
Stock that may be purchased upon exercise of warrant (in shares)								33,746
Exercise price of warrant (in dollars per share) | $ / shares								$ 1.778
Series A preferred stock warrant
Stock that may be purchased upon exercise of warrant (in shares)		16,873
Common stock warrant, Silicon Valley Bank, Original Term Loan
Stock that may be purchased upon exercise of warrant (in shares)						23,810
Exercise price of warrant (in dollars per share) | $ / shares						$ 0.07
Common stock warrant, Silicon Valley Bank, Term Loan, Amendment No. 1
Stock that may be purchased upon exercise of warrant (in shares)				14,430
Exercise price of warrant (in dollars per share) | $ / shares				$ 0.05
Common stock warrant, Silicon Valley Bank, Term Loan, Amendment No. 2
Stock that may be purchased upon exercise of warrant (in shares)			86,580
Exercise price of warrant (in dollars per share) | $ / shares			$ 0.05
Conversion of preferred stock warrant into Series A Preferred Stock warrant | Series A preferred stock warrant
Stock that may be purchased upon exercise of warrant (in shares)							33,746
Pro Forma | Common stock warrant, Silicon Valley Bank, Original Term Loan
Stock that may be purchased upon exercise of warrant (in shares)		1,725				3,450
Exercise price of warrant (in dollars per share) | $ / shares						$ 0.48
Pro Forma | Common stock warrant, Silicon Valley Bank, Term Loan, Amendment No. 1
Stock that may be purchased upon exercise of warrant (in shares)					2,091
Exercise price of warrant (in dollars per share) | $ / shares					$ 0.35
Pro Forma | Common stock warrant, Silicon Valley Bank, Term Loan, Amendment No. 2
Stock that may be purchased upon exercise of warrant (in shares)			12,548